Note 6 - Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Stock option plans
Exercise price	$11.50
Expected stock price volatility	18.49%
Risk-free rate of interest	0.37%
Expected life of options (in years)	5.0

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price	Total Weighted Average Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding at April 23, 2013	—

Options granted	250,000
Options exercised	—
Options forfeited	—
Options cancelled	—

Outstanding at December 31, 2013	250,000	$11.50	$—	4.4

Options vested and exercisable	250,000	$11.50	$—	4.4

Schedule of Share-based Compensation, Activity [Table Text Block]
A Shares:	A Shares	Weighted Average Grant Date Fair Value
Outstanding non-vested balance at December 31, 2012	18,598	$1.00
Changes during the period:
Vesting	(12,598)	1.00
Forfeited	(6,000)	1.00
Granted	-	-
Nonvested balance at October 31, 2013	-	$1.00
B Shares:	B Shares	Weighted Average Grant Date Fair Value
Nonvested balance at December 31, 2012	653,064	$0.67
Changes during the period:
Forfeited	(8,000)	0.67
Canceled	-	-
Vested	(645,064)	0.67
Granted	-	-
Nonvested balance at October 31, 2013	-	$0.67